Shareholder Report, Holdings (Details) - C000005460	Dec. 31, 2024
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PTC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Teleflex
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Veeva Systems
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.40%